Vessels, Net - Summary of Vessels, Net (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessel cost, Balance	$ 828,019,413	$ 872,676,077
Vessel cost, Additions	0	748,848
Vessel cost, Impairment loss	(15,722,992)	(22,779,899)
Vessel cost, Disposals	(78,933,759)	(12,046,017)
Vessel cost, Transfer to Assets held for sale	(34,633,200)	(10,579,596)
Vessel cost, Balance	698,729,462	828,019,413	$ 872,676,077
Accumulated Depreciation, Balance	(199,540,960)	(191,338,924)
Accumulated Depreciation, Impairment loss	12,906,119	19,612,865
Accumulated Depreciation, Disposals	(15,908,259)
Accumulated Depreciation, Depreciation for the year	(23,707,797)	(27,814,901)
Accumulated Depreciation, Balance	(194,434,379)	(199,540,960)	(191,338,924)
Net Book Value, Balance	628,478,453	681,337,153
Net Book Value, Additions	0	748,848
Net Book Value, Impairment loss	(2,816,873)	(3,167,034)	(44,616,214)
Net Book Value, Disposals	(63,025,500)	(12,046,017)
Net Book Value, Transfer to Assets held for sale	(34,633,200)	(10,579,596)
Net Book Value, Depreciation for the year	(23,707,797)	(27,814,901)	(37,125,903)
Net Book Value, Balance	$ 504,295,083	$ 628,478,453	$ 681,337,153